Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($) shares	Shares Outstanding/Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Retained Earnings CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)
Beginning balance (in shares) at Dec. 31, 2021 | shares		111,333,479
Beginning balance at Dec. 31, 2021	$ 2,001.7	$ 972.4	$ 10.6	$ 1,043.4	$ (24.7)
Net income	247.0			247.0
Other comprehensive income (loss)	165.3				165.3
Total comprehensive income for the year, net of tax	412.3			247.0	165.3
Share options exercised for cash (in shares) | shares		561,217
Share options exercised for cash	18.0	$ 18.0
Share-based compensation	(0.8)		(0.8)
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(1,085,676)
Shares repurchased under Normal Course Issuer Bid	(65.3)	$ (9.6)	(0.1)	(55.6)
Fair value reclass of share options exercised	0.0	$ 3.0	(3.0)
Dividends declared	(79.9)			(79.9)
Ending balance (in shares) at Dec. 31, 2022 | shares		110,809,020
Ending balance at Dec. 31, 2022	2,286.0	$ 983.8	6.7	1,154.9	140.6
Net income	331.2			331.2
Other comprehensive income (loss)	(50.9)				(50.9)
Total comprehensive income for the year, net of tax	280.3			331.2	(50.9)
Share options exercised for cash (in shares) | shares		278,561
Share options exercised for cash	9.3	$ 9.3
Share-based compensation	$ 0.4		0.4
Shares issued, net of transaction costs (in shares) | shares	3,108,450	3,108,450
Shares issued, net of transaction costs	$ 277.8	$ 277.8
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(129,036)
Shares repurchased under Normal Course Issuer Bid	(10.0)	$ (1.2)		(8.8)
Fair value reclass of share options exercised	0.0	$ 1.6	(1.6)
Dividends declared	(87.2)			(87.2)
Ending balance (in shares) at Dec. 31, 2023 | shares		114,066,995
Ending balance at Dec. 31, 2023	$ 2,756.6	$ 1,271.3	$ 5.5	$ 1,390.1	$ 89.7